Allowance for Credit Losses ("ACL") on Loans - Amount of Loans Receivable Held-for-Investment and Related Allowances per Loan Portfolio Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Allowance for loan losses:
Beginning balance	$ 59,958	$ 55,096	$ 52,803
Charge-offs	(7,224)	(10,198)	(3,494)
Recoveries	1,443	609	1,000
Provisions (credit)	9,822	14,451	4,787
Ending balance	67,201	59,958	55,096
Originated Loans Net
Loans receivable	8,292,010	7,916,928
Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Allowance for loan losses:
Charge-offs	(7,224)		(10,198)
Originated Loans Net
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	67,155	59,925
Ending balance: individually evaluated for impairment	37,623	37,942
Ending balance: collectively evaluated for impairment	8,205,753	7,831,505
PCD
Allowance for loan losses:
Beginning balance	33
Ending balance	46	33
Northfield Bancorp, Inc. [Member]
Allowance for loan losses:
Beginning balance	35,183	37,535	42,617
Charge-offs	(5,683)	(7,009)	(6,580)
Recoveries	1,242	376	145
Provisions (credit)	7,402	4,281	1,353
Ending balance	38,144	35,183	37,535
Originated Loans Net
Ending balance: individually evaluated for impairment	1,193	1,276
Ending balance: collectively evaluated for impairment	34,330	31,003
Ending balance: PCD loans evaluated for impairment	2,621	2,904
Loans receivable	3,856,773	4,022,224
Ending balance: individually evaluated for impairment	11,739	12,375
Ending balance: collectively evaluated for impairment	3,836,750	4,000,558
Ending balance: PCD loans evaluated for impairment	8,263	9,173
PPP loans not evaluated for impairment	21	118
Northfield Bancorp, Inc. [Member] | Real estate loans:
Originated Loans Net
Loans receivable	11,399
Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration
Allowance for loan losses:
Beginning balance	32,279	34,450
Charge-offs	(5,340)	(7,009)
Recoveries	1,205	376
Provisions (credit)	7,379	4,462
Ending balance	35,523	32,279	34,450
Originated Loans Net
Ending balance: individually evaluated for impairment	1,193	1,276
Ending balance: collectively evaluated for impairment	34,330	31,003
Ending balance: PCD loans evaluated for impairment	0	0
Loans receivable	3,848,510	4,013,051
Ending balance: individually evaluated for impairment	11,739	12,375
Ending balance: collectively evaluated for impairment	3,836,750	4,000,558
Ending balance: PCD loans evaluated for impairment	0	0
PPP loans not evaluated for impairment	21	118
Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans:
Originated Loans Net
Loans receivable	3,680,934	3,847,461
Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Commercial and industrial loans
Allowance for loan losses:
Beginning balance	6,724	6,050
Charge-offs	(5,340)	(6,873)
Recoveries	1,143	218
Provisions (credit)	3,315	7,329
Ending balance	5,842	6,724	6,050
Originated Loans Net
Ending balance: individually evaluated for impairment	488	1,274
Ending balance: collectively evaluated for impairment	5,354	5,450
Ending balance: PCD loans evaluated for impairment	0	0
Loans receivable	166,167	163,425
Ending balance: individually evaluated for impairment	3,278	4,070
Ending balance: collectively evaluated for impairment	162,868	159,237
Ending balance: PCD loans evaluated for impairment	0	0
PPP loans not evaluated for impairment	21	118
Northfield Bancorp, Inc. [Member] | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Other loans
Allowance for loan losses:
Beginning balance	4	6
Charge-offs	0	0
Recoveries	0	0
Provisions (credit)	0	(2)
Ending balance	4	4	6
Originated Loans Net
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	4	4
Ending balance: PCD loans evaluated for impairment	0	0
Loans receivable	1,409	2,165
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	1,409	2,165
Ending balance: PCD loans evaluated for impairment	0	0
PPP loans not evaluated for impairment	0	0
Northfield Bancorp, Inc. [Member] | PCD
Allowance for loan losses:
Beginning balance	2,904	3,085
Charge-offs	(343)	0
Recoveries	37	0
Provisions (credit)	23	(181)
Ending balance	2,621	2,904	3,085
Originated Loans Net
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	0	0
Ending balance: PCD loans evaluated for impairment	2,621	2,904
Loans receivable	8,263	9,173
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	0	0
Ending balance: PCD loans evaluated for impairment	8,263	9,173
PPP loans not evaluated for impairment	0	0
Northfield Bancorp, Inc. [Member] | Commercial | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans:
Allowance for loan losses:
Beginning balance	20,949	23,255
Charge-offs	0	(136)
Recoveries	62	57
Provisions (credit)	3,471	(2,227)
Ending balance	24,482	20,949	23,255
Originated Loans Net
Ending balance: individually evaluated for impairment	705	0
Ending balance: collectively evaluated for impairment	23,777	20,949
Ending balance: PCD loans evaluated for impairment	0	0
Loans receivable	3,272,755	3,487,285
Ending balance: individually evaluated for impairment	7,211	7,730
Ending balance: collectively evaluated for impairment	3,265,544	3,479,555
Ending balance: PCD loans evaluated for impairment	0	0
PPP loans not evaluated for impairment	0	0
Northfield Bancorp, Inc. [Member] | One-to-four family residential mortgage | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans:
Allowance for loan losses:
Beginning balance	2,245	3,285
Charge-offs	0	0
Recoveries	0	9
Provisions (credit)	(32)	(1,049)
Ending balance	2,213	2,245	3,285
Originated Loans Net
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	2,213	2,245
Ending balance: PCD loans evaluated for impairment	0	0
Loans receivable	165,100	150,217
Ending balance: individually evaluated for impairment	1,234	555
Ending balance: collectively evaluated for impairment	163,866	149,662
Ending balance: PCD loans evaluated for impairment	0	0
PPP loans not evaluated for impairment	0	0
Northfield Bancorp, Inc. [Member] | Home equity and lines of credit | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans:
Allowance for loan losses:
Beginning balance	2,254	1,705
Charge-offs	0	0
Recoveries	0	92
Provisions (credit)	626	457
Ending balance	2,880	2,254	1,705
Originated Loans Net
Ending balance: individually evaluated for impairment	0	2
Ending balance: collectively evaluated for impairment	2,880	2,252
Ending balance: PCD loans evaluated for impairment	0	0
Loans receivable	198,557	174,062
Ending balance: individually evaluated for impairment	16	20
Ending balance: collectively evaluated for impairment	198,541	174,042
Ending balance: PCD loans evaluated for impairment	0	0
PPP loans not evaluated for impairment	0	0
Northfield Bancorp, Inc. [Member] | Construction and land | Financial Asset, Other than Financial Asset Acquired with Credit Deterioration | Real estate loans:
Allowance for loan losses:
Beginning balance	103	149
Charge-offs	0	0
Recoveries	0	0
Provisions (credit)	(1)	(46)
Ending balance	102	103	$ 149
Originated Loans Net
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	102	103
Ending balance: PCD loans evaluated for impairment	0	0
Loans receivable	44,522	35,897
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	44,522	35,897
Ending balance: PCD loans evaluated for impairment	0	0
PPP loans not evaluated for impairment	$ 0	$ 0